Document And Entity Information	Jan. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2026
Entity Registrant Name	SEALY INDUSTRIAL PARTNERS IV, LP
Entity Central Index Key	0001929017
Entity Emerging Growth Company	true
Entity File Number	000-56738
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	88-1030040
Entity Address, Address Line One	333 Texas Street, Suite 1050
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71101
City Area Code	(318)
Local Phone Number	222-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE